Quarterly Holdings Report
for
Fidelity® Municipal Bond Index Fund
March 31, 2025
MBL-NPRT3-0525
1.9894014.105
Municipal Securities - 98.5%
	Principal Amount (a)	Value ($)
Alabama - 1.5%
Alabama Fed Aid Hwy Fin Auth Spl Oblig Rev Series 2017A, 4% 6/1/2037 (Pre-refunded to 9/1/2027 at 100)	25,000	25,626
Alabama St Corrections Instn Fin Auth Rev (Alabama St Proj.) 5.25% 7/1/2047	150,000	156,306
Alabama St Pub Sch & Coll Auth Series 2020 A, 4% 11/1/2040	100,000	96,709
Alabama St Pub Sch & Coll Auth Series 2020 A, 5% 11/1/2039	320,000	339,900
Black Belt Energy Gas District Series 2024 B, 5% tender 10/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	240,000	251,260
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	680,000	718,194
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2024B, 5.25% tender 7/1/2054 (Morgan Stanley Guaranteed) (b)	200,000	212,699
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	345,000	366,147
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	200,000	212,627
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 3.625% 9/1/2041	195,000	177,943
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 5% 9/1/2034	130,000	131,949
TOTAL ALABAMA		2,689,360
Arizona - 1.6%
Arizona Indl Dev Auth Student Hsg Rev (Provident Properties Proj.) Series 2019A, 5% 6/1/2058	65,000	65,738
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	135,000	122,113
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	40,000	40,662
Maricopa County Special Health Care District Gen. Oblig. Series C, 4% 7/1/2038	55,000	53,454
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2045	175,000	175,157
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2027	50,000	51,954
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2031	1,495,000	1,541,781
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2036	40,000	41,045
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2028	100,000	105,846
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2031	40,000	41,945
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2033	130,000	135,812
Salt River Proj AZ Agric & Pwr Series 2022A, 5% 1/1/2032	255,000	285,949
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	50,000	52,850
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	15,000	15,404
University AZ Univ Revs Series 2020 A, 4% 8/1/2044	100,000	96,352
TOTAL ARIZONA		2,826,062
California - 23.0%
Anaheim CA Pub Fin Auth Lease Rev (Anaheim CA Lpmr Disney Proj.) Series 1997 C, 0% 9/1/2028 (Assured Guaranty Municipal Corp Insured) (c)	95,000	84,855
Anaheim CA Pub Fin Auth Lease Rev 0% 9/1/2036 (Escrowed to Maturity) (c)	170,000	113,772
Anaheim Housing & Public Improvements Authority (Anaheim CA Water Rev Proj.) Series 2022 A, 5% 10/1/2052	525,000	534,116
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series B, 3% 8/1/2050	55,000	41,389
Bay Area Toll Auth CA Bridge Rev 2.95% tender 4/1/2047 (b)	110,000	109,634
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2038	275,000	272,077
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2047	5,000	4,760
Bay Area Toll Auth CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (b)	130,000	129,156
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024A, 4% 7/1/2054 (Assured Guaranty Municipal Corp Insured)	205,000	190,753
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	2,775,000	2,910,707
California Community Choice Financing Authority Series 2021 A, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,500,000	1,512,799
California Community Choice Financing Authority Series 2022A 1, 4% tender 5/1/2053 (Morgan Stanley Guaranteed) (b)	670,000	672,408
California Community Choice Financing Authority Series 2024 A 1, 5% tender 5/1/2054 (Morgan Stanley Guaranteed) (b)	275,000	292,456
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	60,000	70,314
California Edl Facs Auth Rev (Stanford University Proj.) Series U 6, 5% 5/1/2045	35,000	40,052
California Educational Facilities Authority (Loyola Marymount University Proj.) Series 2018 B, 5% 10/1/2043	100,000	103,358
California Educational Facilities Authority (Stanford University Proj.) Series V3, 5% 6/1/2033	175,000	202,722
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series 2015, 5% 11/15/2026	50,000	50,669
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 1, 5% 11/1/2027	40,000	42,391
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 2, 5% 11/1/2047	70,000	76,923
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2041	50,000	41,485
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 5% 11/15/2046	15,000	15,192
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 4% 11/15/2042	65,000	62,776
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2026	35,000	36,279
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2033	25,000	26,098
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2043	35,000	31,989
California Infra & Econ Dev Bank 5% 7/1/2029 (National Public Finance Guarantee Corporation Insured) (Pre-refunded to 1/1/2028 at 100)	165,000	174,557
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2044	170,000	176,913
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2021 B, 4% 5/1/2046	200,000	187,099
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2035	15,000	17,016
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2052	20,000	21,195
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2016, 5% 10/1/2026	15,000	15,377
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2017, 5% 10/1/2029	405,000	423,184
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2018, 5% 10/1/2026	25,000	25,934
California Infrastructure & Economic Development Bank (J Paul Getty Trust/The Proj.) Series 2023A, 5% 4/1/2033	30,000	34,626
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 3.25% 12/31/2032 (Assured Guaranty Municipal Corp Insured) (d)	10,000	9,299
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2028 (d)	60,000	62,002
California St Dept Wtr Res Cen Series AW, 4% 12/1/2034	235,000	238,003
California St Dept Wtr Res Cen Series AX, 5% 12/1/2031	435,000	457,962
California St Dept Wtr Res Cen Series BA, 5% 12/1/2032	65,000	70,386
California St Dept Wtr Res Cen Series BB, 5% 12/1/2035	200,000	220,705
California St Pub Wks Brd Lse Series 2016C, 5% 11/1/2028	2,000,000	2,062,391
California St Pub Wks Brd Lse Series 2021 C, 4% 11/1/2038	260,000	261,193
California St Pub Wks Brd Lse Series 2024 A, 5% 4/1/2042	1,690,000	1,828,475
California St Univ Rev Series 2015A, 5% 11/1/2027	20,000	20,241
California St Univ Rev Series 2015A, 5% 11/1/2033	105,000	105,861
California St Univ Rev Series 2015A, 5% 11/1/2043	40,000	40,151
California St Univ Rev Series 2016A, 3.125% 11/1/2036	155,000	142,866
California St Univ Rev Series 2016A, 5% 11/1/2026	45,000	46,145
California St Univ Rev Series 2016A, 5% 11/1/2045	125,000	126,565
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2017A, 5% 4/1/2047	55,000	55,337
California Statewide Community Development Authority Rev (Kaiser Permanente Hlth System Proj.) Series 2004 J, 5% tender 4/1/2036 (b)	25,000	27,056
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2042	100,000	101,057
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2019 C, 3% 8/1/2044	25,000	19,871
Chaffey CA Unified Hsd Series D, 4% 8/1/2049	20,000	19,191
Chino Valley CA Uni Sch Dist Series 2017A, 5.25% 8/1/2047	25,000	25,716
City of Fresno Unified School Series 2016A, 4% 8/1/2041	150,000	144,607
Compton CA Uni Sch Dist Series 2019 B, 3% 6/1/2049	10,000	7,672
East Bay CA Mun Util Dist Wtr Sys Rev Series 2015A, 5% 6/1/2037	65,000	65,102
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2034 (c)	165,000	117,306
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2038 (c)	65,000	37,703
Foothill/Estrn Transn CA Toll 0% 1/1/2027 (c)	40,000	38,010
Foothill/Estrn Transn CA Toll 0% 1/1/2029 (c)	195,000	173,999
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (b)	110,000	97,852
Fremont Union High Sch Dist Santa Clara Series 2019 A, 4% 8/1/2046	30,000	29,179
Garden Grove Calif Pub Fing Auth Lease Rev Series 2024A, 4% 4/1/2054	65,000	61,104
Hayward CA Uni Sch Dist Series 2019 A, 4% 8/1/2048	200,000	189,555
Imperial CA Irr Dist Elec Rev Series 2016B 1, 5% 11/1/2046	140,000	142,431
Irvine Calif Facs Fing Auth Spl Tax Rev Series 2023A, 4% 9/1/2058 (Build America Mutual Assurance Co Insured)	160,000	150,019
Livermore Valley CA Jt Uni Sch Series 2019, 4% 8/1/2046	190,000	178,769
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	25,000	26,780
Long Beach CA Uni Sch Dist 0% 8/1/2035 (c)	150,000	101,796
Long Beach CA Wtr Rev Series 2024, 4% 5/1/2054	105,000	99,523
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2030	15,000	16,753
Los Angeles CA Ccd Gen. Oblig. Series L 1, 5% 8/1/2036	10,000	11,283
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2016B, 5% 7/1/2029	50,000	50,537
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 4% 7/1/2049	140,000	130,721
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2034 (d)	10,000	10,298
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2037 (d)	75,000	76,334
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2031 (d)	80,000	83,662
Los Angeles CA Dept Arpts Rev Series 2020 A, 5% 5/15/2040	20,000	21,121
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2048	65,000	68,034
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2033	85,000	96,923
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2034	15,000	16,992
Los Angeles CA Wtr & Pwr Rev Series 2016 A, 5% 7/1/2040	125,000	125,430
Los Angeles CA Wtr & Pwr Rev Series 2016 A, 5% 7/1/2046	70,000	70,166
Los Angeles CA Wtr & Pwr Rev Series 2018 A, 5% 7/1/2031	15,000	15,606
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2030	55,000	58,236
Los Angeles CA Wtr & Pwr Rev Series 2020 A, 5% 7/1/2027	135,000	140,378
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2040	275,000	288,995
Los Angeles CA Wtr & Pwr Rev Series 2023 A, 5% 7/1/2029	680,000	726,867
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2038	285,000	306,856
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2038	140,000	151,284
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2035	595,000	654,929
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2054	255,000	262,100
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2019 A, 5% 7/1/2044	45,000	46,536
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2021 A, 5% 7/1/2044	190,000	202,242
Los Angeles Unified School District/CA Series 2017A, 5% 7/1/2026	175,000	180,157
Los Angeles Unified School District/CA Series 2018 B 1, 5% 7/1/2033	125,000	130,578
Los Angeles Unified School District/CA Series 2018 B 1, 5.25% 7/1/2042	50,000	51,873
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2028	130,000	139,858
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2029	15,000	16,408
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2030	50,000	54,278
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2032	25,000	26,114
Los Angeles Unified School District/CA Series 2020 C, 5% 7/1/2030	60,000	66,595
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2033	110,000	125,901
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2036	15,000	17,004
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2043	25,000	27,112
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2029	250,000	273,464
Los Angeles Unified School District/CA Series A, 5% 7/1/2040	30,000	30,064
M-S-R Energy Auth Calif Gas Rev 6.125% 11/1/2029 (Citigroup Inc Guaranteed)	45,000	47,713
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	25,000	30,060
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	30,000	36,073
Marin Healthcare District Gen. Oblig. Series 2017A, 4% 8/1/2047	135,000	128,499
Metropolitan Wtr Dist Southn Calif Series 2020 C, 5% 7/1/2039	225,000	243,070
Metropolitan Wtr Dist Southn Calif Series 2020A, 5% 7/1/2027	140,000	147,852
Montebello CA Unified Sch Dist Series 2016A, 5% 8/1/2041	50,000	50,766
Napa Valley CA Uni Sch Dist 4% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	175,000	167,372
Newport Mesa CA Uni Sch Dist 0% 8/1/2036 (c)	230,000	151,333
Newport Mesa CA Uni Sch Dist Series 2017, 0% 8/1/2039 (c)	495,000	268,336
Oakland CA Uni Sch Dist Alameda Cnty Series 2021 A, 4% 8/1/2046	205,000	197,748
Palo Alto Calif Uni Sch Dist 0% 8/1/2033 (c)	35,000	26,292
Poway CA Unified Sch Dist 0% 8/1/2046 (c)	190,000	69,116
Sacramento CA Fin Auth 0% 12/1/2034 (Financial Guaranty Ins CO Insured) (c)	100,000	66,670
Sacramento CA Transn Auth Sales Tax Rev Series 2023, 5% 10/1/2033	140,000	162,587
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	55,000	56,473
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2031	200,000	226,904
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2032	235,000	269,627
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2033	15,000	16,867
San Bernardino CA Cmnty College Dist Gen. Oblig. 0% 8/1/2048 (c)	5,000	1,711
San Bernardino CA Cmnty College Dist Gen. Oblig. Series E, 4.125% 8/1/2049	40,000	39,134
San Diego CA Comm Coll Dist Gen. Oblig. Series 2016, 5% 8/1/2041 (Pre-refunded to 8/1/2026 at 100)	5,000	5,165
San Diego CA Pub Facs Fing Auth Wtr Rev 5.25% 8/1/2047	30,000	31,147
San Diego CA Uni Sch Dist 0% 7/1/2030 (c)	35,000	29,449
San Diego CA Uni Sch Dist 0% 7/1/2043 (c)	10,000	4,429
San Diego CA Uni Sch Dist 0% 7/1/2049 (c)	125,000	40,828
San Diego CA Uni Sch Dist 5.5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	80,000	82,977
San Diego CA Uni Sch Dist Series 2017 K 2, 0% 7/1/2031 (c)	430,000	337,660
San Diego CA Uni Sch Dist Series G 1, 5.25% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	25,000	27,161
San Diego CA Uni Sch Dist Series R 4, 5% 7/1/2028	70,000	70,367
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021A, 4% 7/1/2056	545,000	496,498
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series A, 5% 7/1/2047	50,000	50,848
San Diego County Water Authority 5% 5/1/2047	140,000	148,089
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2019 B 1, 3% 8/1/2049	200,000	148,730
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2022D 1, 4.125% 8/1/2052	195,000	187,724
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 4% 8/1/2042	10,000	9,695
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 5% 8/1/2047	80,000	81,977
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	5,000	3,903
San Francisco CA City & County Airports Commission International Airport Revenue 4% 5/1/2052 (d)	500,000	431,578
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016A, 5% 5/1/2026	25,000	25,653
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2047 (d)	40,000	40,108
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (d)	25,000	25,175
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019D, 5% 5/1/2034	325,000	348,238
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.75% 5/1/2048 (d)	275,000	298,678
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5.25% 5/1/2055 (d)	200,000	209,316
San Francisco CA Pub Util Comm Wstwtr Rev Series 2023A, 5% 10/1/2032	190,000	217,905
San Francisco CA Pub Util Comm Wstwtr Rev Series 2023A, 5% 10/1/2034	230,000	260,257
San Francisco CA Pub Util Comm Wtr Rev Series 2020 SUB A, 5% 11/1/2050	185,000	192,745
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/1/2028 (c)	200,000	185,158
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2032 (National Public Finance Guarantee Corporation Insured) (c)	30,000	23,002
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev Series 1993 CABS, 0% 1/1/2028 (Escrowed to Maturity) (c)	35,000	32,403
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2042	20,000	20,420
San Jose California Gen. Oblig. Series 2019 C, 5% 9/1/2030	265,000	287,390
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2033 (National Public Finance Guarantee Corporation Insured) (c)	130,000	96,679
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2035 (National Public Finance Guarantee Corporation Insured) (c)	200,000	136,174
San Mateo Foster City Calif Pub Fing Auth Wastewater Rev (City of San Mateo CA Sewer Revenue Proj.) Series 2019, 5% 8/1/2049	15,000	15,530
Santa Clara CA Uni Sch Dist Series 2019, 4% 7/1/2048	35,000	33,990
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	200,000	177,309
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3.125% 5/1/2047	225,000	178,684
Santa Clara Valley CA Trans Auth Sales Tax Rev 5% 4/1/2033	185,000	213,812
Saugus Union School District School Facilities Improvement District No 2014-1 Series C, 2.375% 8/1/2044	150,000	105,517
Sierra CA Jt Cmty College Dist Gen. Oblig. Series B, 2% 8/1/2046	100,000	62,294
State Center CA Cmnty College Dist Gen. Oblig. Series 2020 B, 2.25% 8/1/2045	250,000	168,268
State of California Gen. Oblig. 2% 11/1/2036	60,000	47,485
State of California Gen. Oblig. 3% 10/1/2033	70,000	68,001
State of California Gen. Oblig. 3% 10/1/2034	50,000	47,980
State of California Gen. Oblig. 3% 10/1/2037	190,000	173,092
State of California Gen. Oblig. 3% 11/1/2035	250,000	236,934
State of California Gen. Oblig. 3% 11/1/2041	185,000	157,393
State of California Gen. Oblig. 3% 11/1/2050	575,000	434,532
State of California Gen. Oblig. 3% 3/1/2028	50,000	50,210
State of California Gen. Oblig. 4% 3/1/2050	40,000	38,402
State of California Gen. Oblig. 4% 8/1/2037	25,000	25,113
State of California Gen. Oblig. 5% 10/1/2048	100,000	103,073
State of California Gen. Oblig. 5% 11/1/2027	50,000	52,660
State of California Gen. Oblig. 5% 11/1/2031	295,000	323,846
State of California Gen. Oblig. 5% 12/1/2031	490,000	546,208
State of California Gen. Oblig. 5% 3/1/2032	50,000	54,178
State of California Gen. Oblig. 5% 3/1/2032	50,000	54,178
State of California Gen. Oblig. 5% 3/1/2035 (Pre-refunded to 3/1/2035 at 100)	220,000	236,110
State of California Gen. Oblig. 5% 4/1/2029	140,000	150,633
State of California Gen. Oblig. 5% 4/1/2030	100,000	107,674
State of California Gen. Oblig. 5% 8/1/2026	65,000	65,451
State of California Gen. Oblig. 5% 8/1/2029	20,000	20,128
State of California Gen. Oblig. 5% 8/1/2045	40,000	40,140
State of California Gen. Oblig. 5% 9/1/2026	160,000	165,043
State of California Gen. Oblig. 5% 9/1/2031	230,000	255,721
State of California Gen. Oblig. 5% 9/1/2033	145,000	163,556
State of California Gen. Oblig. 5.25% 8/1/2030	95,000	95,662
State of California Gen. Oblig. Series 2016, 3% 9/1/2033	355,000	339,458
State of California Gen. Oblig. Series 2016, 4% 9/1/2028	110,000	111,439
State of California Gen. Oblig. Series 2016, 4% 9/1/2036	200,000	200,347
State of California Gen. Oblig. Series 2016, 5% 8/1/2027	45,000	46,248
State of California Gen. Oblig. Series 2016, 5% 9/1/2045	10,000	10,142
State of California Gen. Oblig. Series 2016B, 4% 9/1/2035	50,000	50,163
State of California Gen. Oblig. Series 2016B, 5% 9/1/2030	15,000	15,376
State of California Gen. Oblig. Series 2016B, 5% 9/1/2032	50,000	51,163
State of California Gen. Oblig. Series 2017, 3.5% 8/1/2027	25,000	25,380
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	75,000	78,989
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	65,000	68,458
State of California Gen. Oblig. Series 2017, 5% 11/1/2031	100,000	104,124
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	80,000	82,387
State of California Gen. Oblig. Series 2017, 5% 8/1/2033	100,000	102,101
State of California Gen. Oblig. Series 2024, 5% 9/1/2031	300,000	333,549
State of California Gen. Oblig. Series C, 5% 9/1/2026	20,000	20,174
State of California Gen. Oblig. Series C, 5% 9/1/2028	50,000	50,415
Sunnyvale CA Fin Auth Lease Rev Series 2020, 4% 4/1/2050	380,000	364,241
Sweetwater CA Un High Sch Dist Series 2016, 4% 8/1/2042	350,000	339,930
Turlock CA Series 2016, 5% 1/1/2046	205,000	208,745
Twin Rivers Uni Sch Dist Calif 0% 8/1/2041 (Assured Guaranty Municipal Corp Insured) (c)	135,000	61,301
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 4% 5/15/2053	235,000	219,053
University CA Revs 5% 5/15/2035	250,000	274,031
University CA Revs Series 2015 AO, 5% 5/15/2040	125,000	125,354
University CA Revs Series 2015 I, 5% 5/15/2028	40,000	40,113
University CA Revs Series 2016AR, 5% 5/15/2035	135,000	137,522
University CA Revs Series 2017 AY, 5% 5/15/2028	20,000	20,949
University CA Revs Series 2017M, 5% 5/15/2032	75,000	77,943
University CA Revs Series 2017M, 5% 5/15/2036	80,000	82,692
University CA Revs Series 2018 O, 4% 5/15/2048	165,000	158,054
University CA Revs Series 2018 O, 5% 5/15/2058	105,000	107,321
University CA Revs Series 2023 BN, 5% 5/15/2030	150,000	165,653
University CA Revs Series 2023 BQ, 5% 5/15/2035	50,000	56,258
University CA Revs Series 2024 BS, 5% 5/15/2044	20,000	21,446
University CA Revs Series 2024 BV, 5% 5/15/2038	270,000	299,747
University CA Revs Series 2024 BW, 5% 5/15/2031	1,000,000	1,118,906
University CA Revs Series 2025 BZ, 5% 5/15/2039	895,000	998,060
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2047	80,000	80,981
Upper Santa Clara Vy Jt Pwrs Auth Calif Rev Series 2020 A, 4% 8/1/2050	85,000	81,191
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	140,000	116,332
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2041	125,000	102,998
William S Hart Uni High School Dist 0% 8/1/2033 (c)	50,000	37,072
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2036	165,000	148,055
TOTAL CALIFORNIA		39,912,997
Colorado - 1.3%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 3% 12/15/2036	105,000	93,012
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	285,000	282,162
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	100,000	87,210
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 4% 11/15/2050	20,000	17,552
Colorado Health Facilities Authority (Bethesda Living Ctr Proj.) Series 2018 B, 5% 9/15/2053	90,000	77,083
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2037	75,000	72,387
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2039	335,000	319,335
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	55,000	50,468
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 4% 5/15/2052	190,000	168,368
Denver CO City & Cnty Arpt 5% 11/15/2042 (d)	165,000	169,299
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (d)	30,000	31,053
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (d)	60,000	64,145
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (d)	245,000	251,902
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2030 (National Public Finance Guarantee Corporation Insured) (c)	25,000	20,641
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2031 (National Public Finance Guarantee Corporation Insured) (c)	20,000	15,841
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2032 (National Public Finance Guarantee Corporation Insured) (c)	25,000	18,958
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2037 (National Public Finance Guarantee Corporation Insured) (c)	100,000	54,137
Park Creek Met Dist Colo Rev Series 2015 A, 5% 12/1/2045	445,000	447,073
TOTAL COLORADO		2,240,626
Connecticut - 2.5%
Connecticut St Gen. Oblig. 3% 6/1/2039	440,000	368,168
Connecticut St Gen. Oblig. 4% 6/1/2031	30,000	31,180
Connecticut St Gen. Oblig. Series 2015A, 5% 3/15/2028	35,000	35,035
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2026	25,000	25,588
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2027	105,000	109,572
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2028	370,000	395,852
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2027	25,000	26,088
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	810,000	856,610
Connecticut St Gen. Oblig. Series A, 5% 4/15/2027	25,000	26,088
Connecticut St Gen. Oblig. Series E, 3.375% 10/15/2036	30,000	28,204
Connecticut St Spl Tax Oblig 4% 5/1/2037	35,000	35,351
Connecticut St Spl Tax Oblig 5% 7/1/2027	1,000,000	1,047,789
Connecticut St Spl Tax Oblig Series 2018 A, 5% 1/1/2027	35,000	36,377
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2028	120,000	128,475
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2033	10,000	10,528
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2036	85,000	88,700
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2026	150,000	153,708
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2030	200,000	218,945
Connecticut St Spl Tax Oblig Series 2023B, 5% 7/1/2031	265,000	293,743
Connecticut St Spl Tax Oblig Series A, 4% 9/1/2035	145,000	143,635
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2030	60,000	61,459
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2031	5,000	5,114
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	225,000	221,751
TOTAL CONNECTICUT		4,347,960
Delaware - 0.1%
Delaware St Gen. Oblig. 3.25% 3/1/2037	4,000	3,743
Delaware St Gen. Oblig. Series 2021, 5% 2/1/2029	45,000	48,617
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 4% 10/1/2049	155,000	138,789
TOTAL DELAWARE		191,149
District Of Columbia - 1.5%
District Columbia Gen. Oblig. 5% 10/15/2044	15,000	15,409
District Columbia Gen. Oblig. 5% 12/1/2026	350,000	363,016
District Columbia Gen. Oblig. Series 2016 A, 4% 6/1/2036	400,000	400,965
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	35,000	35,590
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2031	80,000	85,633
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2040	295,000	306,264
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2029	180,000	195,275
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2033	205,000	219,362
District Columbia Income Tax Rev Series 2020 C, 4% 5/1/2040	195,000	193,207
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2031	25,000	25,605
District Columbia Wtr & Swr Auth Pub Util Rev Series 2019 A, 5% 10/1/2044	130,000	134,085
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (d)	65,000	67,602
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2041 (d)	205,000	193,209
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured) (c)	35,000	27,717
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2034 (Assured Guaranty Inc Insured) (c)	70,000	48,391
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2036 (Assured Guaranty Inc Insured) (c)	20,000	12,518
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	100,000	71,942
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2044	100,000	92,530
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2053	45,000	39,551
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2042	70,000	71,193
TOTAL DISTRICT OF COLUMBIA		2,599,064
Florida - 2.8%
Brevard Cnty FL Health Facs Au Th Health Care Facs Rev (Health First Inc Proj.) Series 2014, 4% 4/1/2036	180,000	172,811
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (d)	100,000	100,248
Broward Cnty FL Wtr & Swr Util Series 2019 A, 4% 10/1/2043	200,000	192,112
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2034	215,000	221,404
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2051	225,000	202,547
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2041 (d)	205,000	199,273
Florida St Brd of Ed Lottery Rev Series 2016 B, 5% 7/1/2026	65,000	66,822
Florida St Dept Transn Tpk Rev Series 2016 B, 2.625% 7/1/2027	60,000	58,841
Florida St Gen. Oblig. Series 2021 B, 5% 7/1/2032	115,000	129,501
Greater Orlando Aviation Auth 5% 10/1/2030 (Pre-refunded to 10/1/2027 at 100) (d)	60,000	62,545
Greater Orlando Aviation Auth Series 2022 A, 4% 10/1/2052 (d)	230,000	200,493
Hillsborough Cnty FL Sch Brd 5% 7/1/2029	75,000	80,371
Jacksonville FL Elec Auth Sys Rev Series 2017B, 5% 10/1/2027	125,000	131,097
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	475,000	430,487
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2014, 5% 11/15/2039	25,000	25,002
Miami Beach Fla Wtr & Swr Rev Series 2017, 5% 9/1/2047	115,000	116,693
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2015A, 4% 4/1/2045	100,000	90,213
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2026	100,000	100,165
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2044 (c)	155,000	63,568
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2046 (c)	10,000	3,678
Miami-Dade Cnty FL Spl Oblig Series 2009, 0% 10/1/2047 (c)	50,000	17,428
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2031 (c)	5,000	3,811
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2032 (c)	15,000	10,885
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 3.125% 10/1/2039	5,000	4,415
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017A, 4% 10/1/2039	75,000	73,082
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 3% 10/1/2049	10,000	7,431
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019, 5% 10/1/2046	165,000	168,071
Miami-Dade Cnty FL Wtr & Swr Rev Series 2024A, 4.125% 10/1/2050	160,000	147,786
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	130,000	129,506
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2041	20,000	20,185
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2043	420,000	377,957
Miami-Dade Cty FL Sports Fac Tax 0% 10/1/2048 (Assured Guaranty Inc Insured) (c)	15,000	5,083
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016B, 4% 10/1/2045	65,000	59,706
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	150,000	130,196
Orange Cnty FL Tourist Dev Tax Series 2016 B, 4% 10/1/2036	30,000	29,543
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2040	20,000	18,930
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2044	125,000	128,585
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	265,000	272,358
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev (Acts Ret-Life Cmntys Inc Proj.) Series 2016, 5% 11/15/2032	25,000	25,432
Palm Beach Cnty FL Pub Impt Rev Series D, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	40,000	40,582
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	90,000	91,153
Tampa FL Health Sys Rev (Baycare Health System Proj.) Series 2016 A, 4% 11/15/2046	140,000	124,249
Tampa FL Tax Alloc 0% 9/1/2053 (c)	5,000	1,152
Tampa Fla Wtr & Wastewtr Sys Series 2020 A, 5% 10/1/2054	260,000	269,049
TOTAL FLORIDA		4,804,446
Georgia - 2.4%
Atlanta GA Arpt Rev Series 2019 B, 4% 7/1/2049 (d)	125,000	109,326
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2028	25,000	25,039
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2029	5,000	5,008
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2040	40,000	40,030
Atlanta GA Wtr & Wastewtr Rev Series 2018 C, 4% 11/1/2037	15,000	14,826
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2049	105,000	93,699
Burke Cnty GA Dev Auth Pcr (Oglethorpe Power Corp Proj.) Series 2017 D, 4.125% 11/1/2045	20,000	18,106
Cobb Cnty GA Kennestone Hosp Series 2022A, 4% 4/1/2052	70,000	62,347
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	20,000	14,821
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 5% 2/15/2045	255,000	257,137
Georgia Mun Elec Auth Pwr Rev Series HH, 4.125% 1/1/2049 (Assured Guaranty Municipal Corp Insured)	65,000	61,391
Georgia St Gen. Oblig. Series 2018A, 3% 7/1/2033	25,000	23,670
Georgia St Gen. Oblig. Series 2018A, 4% 7/1/2034	155,000	157,653
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2027	5,000	5,249
Georgia St Gen. Oblig. Series 2021 A, 4% 7/1/2035	105,000	109,005
Georgia St Gen. Oblig. Series 2022C, 5% 7/1/2031	205,000	228,691
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	275,000	237,030
Gwinnett Cnty GA Sch Dist Series 2019, 5% 2/1/2039	100,000	104,749
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	200,000	200,739
Main Street Natural Gas Inc Series 2019 A, 4% 5/15/2039 (Macquarie Group Ltd Guaranteed)	100,000	92,831
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	1,000,000	1,003,777
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	690,000	732,215
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (b)	230,000	243,253
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2041	245,000	236,913
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2030	100,000	109,924
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) Series 2019A, 3.125% 7/1/2044	110,000	86,818
TOTAL GEORGIA		4,274,247
Hawaii - 0.6%
Hawaii Dpt Bg & Fin Spl Pur Rev (Queens Health System Proj.) Series 2015A, 4% 7/1/2040	35,000	33,239
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2035 (d)	80,000	78,900
Hawaii St Arpts Sys Rev Series 2020 D, 4% 7/1/2039	100,000	98,687
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2027	50,000	51,950
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2032	65,000	68,014
Hawaii St Gen. Oblig. Series EY, 5% 10/1/2026	130,000	131,413
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2030	30,000	30,831
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2032	470,000	482,860
Honolulu HI City & Cnty Gen. Oblig. Series A, 5% 10/1/2039	100,000	100,473
TOTAL HAWAII		1,076,367
Idaho - 0.1%
Idaho Health Facs Auth Rev (Trinity Health Proj.) Series 2015ID, 5.5% 12/1/2029	20,000	20,068
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2038	105,000	103,515
TOTAL IDAHO		123,583
Illinois - 5.5%
Chicago IL Board of Education Series 2016, 5.75% 4/1/2035	100,000	102,976
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2033 (c)	50,000	36,147
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	265,000	267,085
Chicago IL Gen. Oblig. Series 2021 A, 4% 1/1/2035	35,000	33,096
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	45,000	47,012
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2038	20,000	20,793
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	10,000	10,195
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (d)	35,000	32,618
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4.375% 1/1/2053 (d)	455,000	422,023
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2033	30,000	30,719
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2037	100,000	100,807
Chicago IL O'Hare Intl Arpt Rev Series D, 5.25% 1/1/2042	250,000	254,155
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	15,000	15,276
Cook Cnty IL Gen. Oblig. Series 2018, 5% 11/15/2034	100,000	102,468
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2016, 4% 7/1/2030	60,000	60,366
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 3.25% 5/15/2039	160,000	131,401
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	15,000	11,717
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	105,000	105,073
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015A, 4% 11/15/2039	565,000	519,503
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2048	20,000	20,131
Illinois Finance Authority Rev (Advocate Aurora Health Inc Proj.) Series 2015, 4.125% 5/1/2045	125,000	115,215
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2043	80,000	69,873
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	80,000	58,692
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2021 A, 5% 10/1/2032	60,000	66,840
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2033	35,000	39,048
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2045	20,000	21,207
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024B, 5% 4/1/2034	15,000	16,830
Illinois St Gen. Oblig. 5% 12/1/2036	25,000	26,721
Illinois St Gen. Oblig. 5% 2/1/2027	140,000	144,447
Illinois St Gen. Oblig. Series 2017 A, 4.5% 12/1/2041	35,000	34,118
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	2,250,000	2,315,778
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	10,000	10,366
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	40,000	39,960
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	190,000	195,372
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	140,000	145,463
Illinois St Gen. Oblig. Series 2019 C, 4% 11/1/2044	25,000	22,409
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2031	20,000	21,561
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 3% 12/1/2041	390,000	301,004
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2030	210,000	205,074
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2031	70,000	67,778
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	50,000	51,651
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	160,000	170,554
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2032	160,000	172,881
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	780,000	833,729
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	100,000	102,881
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2040	85,000	79,522
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	25,000	25,079
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	50,000	50,560
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2027	25,000	25,905
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2030	50,000	54,150
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2030	95,000	102,884
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2031	120,000	129,507
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	145,000	149,997
Illinois St Toll Hwy Auth Hwy Rev Series 2023 A, 5% 1/1/2044	40,000	42,271
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2033	405,000	450,442
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (c)	30,000	23,162
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2034 (National Public Finance Guarantee Corporation Insured) (c)	20,000	13,334
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (National Public Finance Guarantee Corporation Insured) (c)	10,000	5,341
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (c)	20,000	15,099
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (c)	35,000	21,586
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (National Public Finance Guarantee Corporation Insured) (c)	170,000	99,100
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (National Public Finance Guarantee Corporation Insured) (c)	90,000	49,430
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (c)	650,000	218,537
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 12/15/2026 (c)	95,000	89,444
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Municipal Corp Insured) (c)	15,000	3,061
Sales Tax Securitization Corp Series 2017 A, 5% 1/1/2028	50,000	52,445
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2036	250,000	276,700
TOTAL ILLINOIS		9,550,569
Indiana - 0.4%
Fishers Town Hall Bldg Corp Ind Lease Rent Rev Series 2023 A, 5.75% 7/15/2058	345,000	383,265
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2017 C, 5% 11/1/2032	70,000	72,499
Indiana Finance Authority Series 2021 1, 3% 10/1/2040	45,000	37,214
Indiana Health & Edl Fac Fing Auth Rev (Ascension Health Credit Group Proj.) Series 2006B 8, 5% 11/15/2046	100,000	100,788
Indianapolis IN Loc Pub Impt Bond Bank 0% 2/1/2028 (Ambac Assurance Corp Insured) (c)	5,000	4,527
Indianapolis Ind Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2054	25,000	25,405
Indianapolis Ind Wtr Sys Rev (Citizens Energy Group Water Proj.) Series 2018 A, 5% 10/1/2030	55,000	58,197
TOTAL INDIANA		681,895
Iowa - 0.0%
Iowa St Spl Oblig (Iowa St Proj.) Series 2019 A, 5% 6/1/2033	30,000	31,972
Kansas - 0.0%
Johnson & Miami Cntys Kans Uni Sch Dist No 230 Series B, 3% 9/1/2037	30,000	26,463
Kentucky - 1.0%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2008 A, 2% 2/1/2032 (d)	365,000	304,628
Kentucky Eco Dev Fa Hlth Rev (Norton Healthcare Inc Proj.) 0% 10/1/2026 (National Public Finance Guarantee Corporation Insured) (c)	100,000	93,996
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	1,000,000	1,056,621
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 4% 9/1/2039	160,000	151,316
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 5% 9/1/2042	5,000	5,010
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2028	30,000	30,845
Louisville & Jefferson KY Swr Sys Rev Series 2016 A, 3% 5/15/2046	70,000	54,292
Louisville & Jefferson KY Swr Sys Rev Series 2017 A, 3.25% 5/15/2046	100,000	81,518
TOTAL KENTUCKY		1,778,226
Louisiana - 0.0%
Jefferson LA Sales Tax Dist Series 2019 B, 4% 12/1/2042 (Assured Guaranty Municipal Corp Insured)	5,000	4,672
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (Womens Hospital Foundation Proj.) Series 2017 A, 4% 10/1/2041	50,000	46,366
New Orl LA Wtr Series 2015, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	25,000	25,377
TOTAL LOUISIANA		76,415
Maryland - 1.0%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (d)	100,000	87,414
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2017 A, 4% 5/15/2047	55,000	51,086
Maryland St Transn Auth Transn 3% 7/1/2047	145,000	110,460
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	190,000	128,410
State of Maryland Gen. Oblig. Series 2017, 5% 3/15/2031	660,000	683,125
State of Maryland Gen. Oblig. Series 2018 A, 5% 3/15/2030	30,000	31,703
State of Maryland Gen. Oblig. Series 2020 SECOND A, 5% 8/1/2029	150,000	163,015
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2030	50,000	53,843
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2031	70,000	75,055
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2028	120,000	128,499
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2032	130,000	143,700
State of Maryland Gen. Oblig. Series SECOND 2020A, 5% 8/1/2035	55,000	59,113
TOTAL MARYLAND		1,715,423
Maryland,Virginia - 0.1%
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	150,000	155,339
Massachusetts - 3.5%
Mass Bay Tran Auth Assemnt Series 2022 A 2, 5% 7/1/2052	200,000	207,601
Mass Bay Tran Auth Sls Tax 5.25% 7/1/2028	20,000	21,605
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2053	200,000	211,864
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 3% 10/1/2045 (Assured Guaranty Municipal Corp Insured)	10,000	7,735
Massachusetts Development Finance Agency (Wellesley College, MA Proj.) Series 2018 L, 4% 7/1/2044	165,000	161,623
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2015D, 4% 7/1/2045	25,000	21,919
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) Series BB 1, 4% 10/1/2046	25,000	23,395
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) Series 2016 A, 4% 7/15/2036	300,000	298,583
Massachusetts St Gen. Oblig. 5% 1/1/2049	70,000	71,509
Massachusetts St Gen. Oblig. 5% 9/1/2029	150,000	163,014
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2029	70,000	71,718
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	45,000	45,978
Massachusetts St Gen. Oblig. Series 2016B, 4% 7/1/2033	75,000	75,306
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2026	40,000	41,136
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2027	5,000	5,245
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2028	200,000	213,604
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	305,000	232,552
Massachusetts St Gen. Oblig. Series 2016G, 4% 9/1/2032	75,000	75,463
Massachusetts St Gen. Oblig. Series 2017 E, 5% 11/1/2026	20,000	20,715
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2026	40,000	41,136
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2040	15,000	15,448
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2041	200,000	205,804
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2044	20,000	20,424
Massachusetts St Gen. Oblig. Series 2018 B, 5% 7/1/2027	20,000	20,983
Massachusetts St Gen. Oblig. Series 2018C, 5% 9/1/2030	150,000	165,357
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2030	35,000	38,419
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2041	25,000	26,001
Massachusetts St Gen. Oblig. Series 2019 G, 3% 9/1/2039	200,000	171,287
Massachusetts St Gen. Oblig. Series 2020 A, 5% 3/1/2029	175,000	188,792
Massachusetts St Gen. Oblig. Series 2020 B, 2% 3/1/2034	170,000	143,428
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2041	150,000	147,168
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2028	205,000	218,944
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2033	165,000	179,768
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2047	140,000	106,292
Massachusetts St Gen. Oblig. Series 2021 C, 5% 9/1/2029	50,000	54,338
Massachusetts St Gen. Oblig. Series 2023B, 5% 5/1/2034	20,000	22,437
Massachusetts St Gen. Oblig. Series 2024 I, 5% 12/1/2049	220,000	230,843
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2032	55,000	61,853
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2035	1,000,000	1,127,949
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2035	100,000	103,171
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2047	155,000	157,028
Massachusetts St Gen. Oblig. Series A, 5% 7/1/2026	130,000	133,692
Massachusetts St Hlth & Ed Fac (Boston College,Ma Proj.) 5.5% 6/1/2035	65,000	75,112
Massachusetts St Port Auth Rev Series 2019 B, 3% 7/1/2049	70,000	51,857
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	50,000	51,826
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2046	30,000	30,293
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016C, 5% 11/15/2034	35,000	35,815
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured)	10,000	11,068
Massachusetts St Transn Fd Rev 5% 6/1/2047	20,000	20,256
Massachusetts St Transn Fd Rev 5% 6/1/2048	130,000	132,235
Massachusetts St Wtr Res Auth 5.25% 8/1/2030 (Assured Guaranty Municipal Corp Insured)	145,000	162,204
Massachusetts St Wtr Res Auth 5.25% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	25,000	28,690
TOTAL MASSACHUSETTS		6,150,483
Michigan - 0.5%
Great Lakes Sewer Auth Mich Series 2023A, 5% 7/1/2038	25,000	27,422
Great Lakes Sewer Auth Mich Series C, 5% 7/1/2036	15,000	15,260
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023A, 5% 7/1/2038	15,000	16,429
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series C, 5% 7/1/2033	50,000	50,813
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3% 11/15/2033	240,000	221,994
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3.25% 11/15/2042	25,000	19,368
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 4% 11/15/2046	50,000	43,826
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2047	40,000	35,907
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	20,000	17,189
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 4% 11/1/2048	10,000	8,811
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019B, 3.1% 12/1/2044	210,000	163,894
Michigan Hsg Dev Rental Hsg Series 2018 A, 4.05% 10/1/2048	100,000	88,611
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	60,000	47,143
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2030	15,000	15,374
Michigan St Hsg Dev Auth Sfmr (MI Single Family Mortgage Proj.) Series B, 3.1% 12/1/2031	50,000	47,522
Michigan St Trunk Line Fd 4% 11/15/2037	25,000	25,231
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2040	80,000	79,415
TOTAL MICHIGAN		924,209
Minnesota - 0.8%
Apple Vy Minn Sr Living Rev (Minnesota Senior Living Proj.) Series 2016 A 1, 4.25% 1/1/2037	30,000	26,557
Forest Lake Minn Inpt Sch Dist Series 2016 A, 3.25% 2/1/2046 (Minnesota St Guaranteed)	200,000	163,092
Hennepin Cnty Minn Gen. Oblig. Series 2020 C, 5% 12/15/2035	250,000	266,785
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 H, 2.55% 1/1/2046	285,000	199,743
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2019 F, 3.75% 1/1/2050	90,000	90,002
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2039	455,000	455,797
Minnesota St Gen. Oblig. Series 2021 A, 5% 9/1/2029	125,000	136,062
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.125% 2/1/2040 (Minnesota St Guaranteed)	145,000	102,106
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 5% 5/1/2048	15,000	15,293
TOTAL MINNESOTA		1,455,437
Mississippi - 0.0%
Mississippi St Gen. Oblig. Series 2017 A, 5% 10/1/2030	65,000	67,951
Missouri - 0.3%
Bi-State Dev Agy MO Tran Sales Tax Approp Rev Series 2019, 4% 10/1/2048	180,000	160,340
City of Springfield MO Public Utility Revenue Series 2015, 4% 8/1/2031	50,000	50,074
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2057 (Assured Guaranty Municipal Corp Insured) (d)	90,000	90,678
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	60,000	50,876
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2049	140,000	131,645
TOTAL MISSOURI		483,613
Nebraska - 0.3%
Omaha Public Power District Series 2022 A, 4% 2/1/2042	40,000	38,770
Omaha Public Power District Series 2024 B, 5% 2/1/2035	325,000	362,775
Sarpy Cnty NE Hosp Auth No 1 Series 2016, 4% 5/15/2051	140,000	126,228
University NE Facs Corp Rev Series 2021A, 4% 7/15/2062	85,000	77,704
TOTAL NEBRASKA		605,477
Nevada - 0.1%
Clark Cnty NV Arpt Rev Series 2019B, 5% 7/1/2042	40,000	41,420
Clark Cnty NV Gen. Oblig. Series 2016B, 5% 11/1/2027	50,000	51,598
Las Vegas Convention & Visitors Authority Series 2018 B, 4% 7/1/2049	95,000	83,349
TOTAL NEVADA		176,367
New Jersey - 3.8%
Edison Twp NJ Gen. Oblig. 2% 3/15/2037	100,000	74,765
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019 B, 3.25% 12/1/2039 (d)	20,000	18,748
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series WW, 5.25% 6/15/2028	30,000	30,103
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 4.375% 6/15/2027	60,000	60,087
New Jersey Econom Dev Auth Rev Series 2016 AAA, 5% 6/15/2041 (Pre-refunded to 12/15/2026 at 100)	55,000	57,047
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2037	40,000	38,981
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	35,000	37,258
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2024B, 5.25% 3/1/2054	200,000	216,008
New Jersey St Gen. Oblig. 2% 6/1/2037	105,000	78,214
New Jersey St Gen. Oblig. 3% 6/1/2032	90,000	87,421
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	15,000	15,044
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2030	25,000	25,442
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	50,000	50,855
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (c)	90,000	85,278
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (c)	30,000	27,500
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (c)	20,000	17,035
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (c)	45,000	38,470
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (c)	510,000	400,812
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (Assured Guaranty Municipal Corp Insured) (c)	40,000	30,369
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (c)	15,000	10,798
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (c)	140,000	96,039
New Jersey Trans Trust Fund Auth 0% 12/15/2037 (c)	45,000	26,415
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (c)	35,000	19,492
New Jersey Trans Trust Fund Auth 0% 12/15/2039 (c)	395,000	207,904
New Jersey Trans Trust Fund Auth 4% 6/15/2050	200,000	179,712
New Jersey Trans Trust Fund Auth 5% 6/15/2030	305,000	330,285
New Jersey Trans Trust Fund Auth 5% 6/15/2038	250,000	268,975
New Jersey Trans Trust Fund Auth 5% 6/15/2044	890,000	927,219
New Jersey Trans Trust Fund Auth 5% 6/15/2046	550,000	566,181
New Jersey Trans Trust Fund Auth 5% 6/15/2048 (Pre-refunded to 12/15/2032 at 100)	230,000	261,130
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2032	45,000	45,134
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	250,000	260,787
New Jersey Trans Trust Fund Auth Series 2019 AA, 4% 6/15/2036	20,000	19,725
New Jersey Trans Trust Fund Auth Series 2019 BB, 3.25% 6/15/2039	25,000	21,777
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	75,000	78,564
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	160,000	162,928
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2040	250,000	237,077
New Jersey Turnpike Authority 4.25% 1/1/2043	50,000	49,871
New Jersey Turnpike Authority 5% 1/1/2046	225,000	235,211
New Jersey Turnpike Authority Series 2016A, 5% 1/1/2033	50,000	50,548
New Jersey Turnpike Authority Series 2017 A, 5% 1/1/2035	110,000	112,510
New Jersey Turnpike Authority Series 2017B, 4% 1/1/2035	30,000	30,186
New Jersey Turnpike Authority Series 2017B, 5% 1/1/2030	255,000	267,840
New Jersey Turnpike Authority Series 2017B, 5% 1/1/2032	200,000	209,058
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2029	15,000	15,791
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2031	155,000	162,326
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 C, 3% 8/1/2041 (d)	205,000	159,614
Tobacco Settlement Fin Corp NJ Series 2018 A, 4% 6/1/2037	30,000	28,765
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2029	130,000	134,726
TOTAL NEW JERSEY		6,566,025
New Jersey,New York - 0.9%
Port Auth NY & NJ 5% 9/15/2026 (d)	185,000	189,305
Port Auth NY & NJ Series 177TH, 4% 1/15/2043 (d)	195,000	172,132
Port Auth NY & NJ Series 189, 5% 5/1/2030	20,000	20,031
Port Auth NY & NJ Series 189, 5% 5/1/2045	140,000	140,096
Port Auth NY & NJ Series 194, 5% 10/15/2030	35,000	35,355
Port Auth NY & NJ Series 194, 5% 10/15/2032	55,000	55,538
Port Auth NY & NJ Series 194, 5% 10/15/2035	100,000	100,887
Port Auth NY & NJ Series 194, 5.25% 10/15/2055	50,000	50,304
Port Auth NY & NJ Series 198, 5% 11/15/2046	15,000	15,249
Port Auth NY & NJ Series 202, 5% 10/15/2034 (d)	580,000	588,428
Port Auth NY & NJ Series 209, 5% 7/15/2031	30,000	31,520
Port Auth NY & NJ Series 209, 5% 7/15/2034	70,000	72,923
Port Auth NY & NJ Series 222, 5% 7/15/2031	75,000	82,287
TOTAL NEW JERSEY,NEW YORK		1,554,055
New Mexico - 0.3%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2021 C CL I, 3% 1/1/2052	280,000	274,475
New Mexico Mtg Fin Auth Series 2019 F, 3.5% 7/1/2050	40,000	39,839
New Mexico St Severance Tax Series 2022B, 5% 7/1/2031	135,000	148,924
TOTAL NEW MEXICO		463,238
New York - 24.1%
Battery Pk City Auth NY Rev Series 2019A, 5% 11/1/2049	190,000	197,816
Battery Pk City Auth NY Rev Series 2023 A, 5% 11/1/2053	145,000	153,172
Brooklyn Arena Local Dev Corp N Y Series A, 3% 7/15/2043 (Assured Guaranty Municipal Corp Insured)	25,000	18,743
City of New York NY Gen. Oblig. Series 2008 L 6, 5% 4/1/2031	50,000	53,273
City of New York NY Gen. Oblig. Series 2017, 5% 12/1/2037	760,000	775,051
City of New York NY Gen. Oblig. Series 2018 1, 5% 8/1/2028	10,000	10,453
City of New York NY Gen. Oblig. Series 2018 B 1, 4% 10/1/2040	260,000	245,942
City of New York NY Gen. Oblig. Series 2018 C, 5% 8/1/2027	25,000	26,227
City of New York NY Gen. Oblig. Series 2019 D1, 4% 12/1/2041	50,000	47,265
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2026	200,000	205,722
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2029	260,000	280,923
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2031	620,000	684,953
City of New York NY Gen. Oblig. Series A(A 1), 4% 8/1/2044	20,000	18,484
City of New York NY Gen. Oblig. Series A(A 1), 5% 8/1/2035	120,000	126,665
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	150,000	150,975
City of New York NY Gen. Oblig. Series B 1, 3.25% 10/1/2042	55,000	45,337
City of New York NY Gen. Oblig. Series C, 3% 8/1/2034	25,000	23,027
City of New York NY Gen. Oblig. Series E, 5% 8/1/2026	75,000	77,146
City of New York NY Gen. Oblig. Series FISCAL 2008 J 9, 5% 8/1/2026	250,000	257,152
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 4% 3/1/2042	125,000	118,485
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2032	70,000	74,775
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5.25% 10/1/2047	485,000	510,135
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	220,000	231,495
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2035	115,000	128,310
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2048	365,000	380,027
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2016 B, 4% 7/1/2041	40,000	36,752
Hempstead Town New York Gen. Oblig. Series 2021, 2.125% 6/15/2040	250,000	178,410
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2036	120,000	120,580
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2044	35,000	32,625
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2030	55,000	57,036
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2039	40,000	40,827
Hudson Yds Infrastructure Corp NY Rev Series FISCAL 2022 A, 4% 2/15/2039	95,000	95,182
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	135,000	152,013
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.5% 10/1/2037	25,000	28,716
Long Island Pwr Auth NY Elec 0% 6/1/2029 (Assured Guaranty Municipal Corp Insured) (c)	90,000	77,335
Long Island Pwr Auth NY Elec Series 2016 B, 5% 9/1/2046	40,000	40,683
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2047	30,000	30,706
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2035	20,000	20,965
Long Island Pwr Auth NY Elec Series 2024A, 5% 9/1/2034	220,000	251,812
Metropolitan Transn Auth NY Rv 4% 11/15/2049	25,000	22,001
Metropolitan Transn Auth NY Rv Series 2015B, 4% 11/15/2045	250,000	218,078
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2037	325,000	329,069
Metropolitan Transn Auth NY Rv Series 2016 D, 3% 11/15/2032	50,000	44,704
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	785,000	807,363
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	95,000	86,031
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2034	55,000	55,005
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2035	245,000	243,234
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	25,000	26,392
Metropolitan Transn Auth NY Rv Series 2018 B, 5% 11/15/2027	20,000	21,015
Metropolitan Transn Auth NY Rv Series 2019 B, 4% 11/15/2049 (Assured Guaranty Municipal Corp Insured)	40,000	35,508
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2052	20,000	17,405
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2049	130,000	115,014
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2044	25,000	25,767
Metropolitan Transn Auth NY Rv Series C 1, 4% 11/15/2046	120,000	104,107
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2034	80,000	80,446
Metropolitan Transn Auth NY Rv Series C 2, 3% 11/15/2038	25,000	19,062
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2041	20,000	21,405
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5% 5/1/2039	260,000	283,846
New York City Transitional Finance Authority Series FISCAL 2025 E, 4.125% 11/1/2053	705,000	657,924
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2023 B, 5% 6/15/2032	210,000	237,457
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2037	15,000	16,919
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2038	85,000	95,241
New York Liberty Dev Corp Series 2019 CL 2, 2.625% 9/15/2069	150,000	138,613
New York Liberty Dev Corp Series 2021A, 2.5% 11/15/2036	200,000	160,914
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2016 S 1, 5% 7/15/2026	50,000	50,893
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	155,000	132,511
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2031	30,000	31,576
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2034	275,000	287,263
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2023 SUB S 1A, 5% 7/15/2028	400,000	429,330
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series S 1, 5% 7/15/2035	35,000	36,085
New York NY City Transitional Fin Auth Rev 5% 11/1/2032	170,000	186,552
New York NY City Transitional Fin Auth Rev 5% 8/1/2045	50,000	50,905
New York NY City Transitional Fin Auth Rev Series 2017, 4% 5/1/2037	80,000	79,984
New York NY City Transitional Fin Auth Rev Series 2017, 5% 5/1/2040	15,000	15,180
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2038	55,000	56,512
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2033	360,000	376,747
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2036	240,000	249,362
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2036	465,000	484,145
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2036	50,000	50,266
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2037	30,000	29,990
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2038	100,000	98,681
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2039	20,000	19,497
New York NY City Transitional Fin Auth Rev Series B1, 5% 11/1/2028	30,000	30,322
New York NY City Transitional Fin Auth Rev Series B1, 5% 11/1/2035	105,000	105,806
New York NY City Transitional Fin Auth Rev Series C, 5% 11/1/2026	40,000	41,341
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 4% 11/1/2045	415,000	379,274
New York NY City Transitional Fin Auth Rev Series FISCAL 2020A SUB A 3, 4% 5/1/2042	260,000	243,956
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2040	10,000	9,749
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 5% 5/1/2041	100,000	104,472
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 4% 11/1/2035	80,000	81,250
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 5% 11/1/2031	150,000	164,040
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 3% 2/1/2051	255,000	184,743
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2038	100,000	99,279
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2044	30,000	27,985
New York NY City Transitional Fin Auth Rev Series FISCAL 2022C SUB C 1, 5% 2/1/2037	100,000	108,242
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5% 11/1/2033	445,000	493,488
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	440,000	466,206
New York NY Cty Muni Wtr Fin Auth 4% 6/15/2052	480,000	436,677
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2047	60,000	61,389
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2049	65,000	67,155
New York NY Cty Muni Wtr Fin Auth Series 2015HH, 5% 6/15/2039	4,665,000	4,674,797
New York NY Cty Muni Wtr Fin Auth Series 2017 EE, 5% 6/15/2036	60,000	61,961
New York NY Cty Muni Wtr Fin Auth Series 2018 AA, 5% 6/15/2037	5,000	5,157
New York NY Cty Muni Wtr Fin Auth Series 2018 EE, 5% 6/15/2032	10,000	10,120
New York NY Cty Muni Wtr Fin Auth Series 2018 FF, 5% 6/15/2040	135,000	139,709
New York NY Cty Muni Wtr Fin Auth Series 2019 FF 2, 4% 6/15/2037	80,000	80,381
New York NY Cty Muni Wtr Fin Auth Series 2020 AA, 5% 6/15/2027	150,000	157,404
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 5% 6/15/2049	195,000	201,059
New York NY Cty Muni Wtr Fin Auth Series BB 1, 5% 6/15/2046	40,000	40,182
New York NY Cty Muni Wtr Fin Auth Series DD, 5% 6/15/2048	15,000	15,267
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 4% 6/15/2049	35,000	31,606
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 FF, 5% 6/15/2041	190,000	199,103
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB AA 1, 3.5% 6/15/2048	860,000	707,106
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5% 6/15/2051	255,000	267,143
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	540,000	574,909
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series 2018B, 5% 10/1/2038	45,000	46,742
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series A, 5% 10/1/2047	30,000	33,520
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 4% 7/1/2043	165,000	151,023
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 4% 7/1/2043	100,000	93,350
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 5% 7/1/2029	60,000	61,509
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 5% 7/1/2040	30,000	31,223
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 4% 7/1/2050	130,000	123,763
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 5% 7/1/2030	190,000	210,982
New York St Dorm Auth Revs Non St Supported Debt (Maimonides Medical Center Proj.) Series 2020, 3% 2/1/2050	55,000	39,455
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 3% 7/1/2034	120,000	109,151
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 5% 7/1/2030	20,000	21,603
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2018 A, 4% 8/1/2038	60,000	56,809
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2022 A, 4.25% 5/1/2052	40,000	37,775
New York St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) 5% 10/1/2031 (Assured Guaranty Municipal Corp Insured)	225,000	237,452
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 4% 7/1/2049	45,000	40,088
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2038	235,000	255,541
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2016 A, 5% 3/15/2029 (Pre-refunded to 9/15/2026 at 100)	80,000	82,743
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2043	75,000	76,042
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2044	210,000	212,642
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024A, 5% 3/15/2051	200,000	208,234
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5% 3/15/2032	50,000	52,901
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2039	100,000	104,049
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2040	90,000	93,379
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	165,000	121,580
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2039	220,000	218,027
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 4% 3/15/2054	595,000	546,605
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2037	500,000	551,256
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2038	1,430,000	1,565,984
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2048	600,000	637,468
New York St Dorm Auth St Pers Income Tax Rev Series 2017 A, 5% 2/15/2027	110,000	114,807
New York St Env Facs Corp Rev Series 2019 A, 5% 2/15/2049	30,000	31,038
New York St Gen. Oblig. Series 2013A, 3.5% 3/1/2043	40,000	34,662
New York St Hsg Fin Agy Series 2019 P, 3.15% 11/1/2054	25,000	18,159
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY EIGHTH, 3.45% 10/1/2033	5,000	4,794
New York St Pwr Auth Series 2024A, 5% 11/15/2035	200,000	230,808
New York St Twy Auth Gen Rev 5.25% 1/1/2056	250,000	251,125
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2051	30,000	30,069
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2046	100,000	75,732
New York St Twy Auth Gen Rev Series L, 5% 1/1/2034	70,000	72,997
New York St Twy Auth Gen Rev Series N, 4% 1/1/2047	200,000	187,352
New York St Twy Auth Gen Rev Series P, 5% 1/1/2031	25,000	27,714
New York St Twy Auth Gen Rev Series P, 5% 1/1/2033	10,000	11,298
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2042	15,000	15,389
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2044	25,000	25,539
New York State Dormitory Authority (New York State Pit Proj.) 3% 3/15/2049	105,000	77,311
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2039	15,000	15,464
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2043	50,000	51,317
New York State Dormitory Authority (Northwell Health Proj.) Series 2015A, 4.125% 5/1/2042	50,000	50,045
New York State Dormitory Authority (Northwell Health Proj.) Series 2015A, 5% 5/1/2033	40,000	40,064
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	65,000	60,351
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	85,000	76,969
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2036	500,000	536,482
New York State Urban Development Corp Series 2016 A, 5% 3/15/2026 (Escrowed to Maturity)	20,000	20,443
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2030 (d)	30,000	30,819
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (d)	150,000	155,829
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.375% 6/30/2060 (d)	750,000	762,654
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.25% 12/31/2054 (Assured Guaranty Municipal Corp Insured) (d)	250,000	258,548
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 1/1/2051 (Assured Guaranty Municipal Corp Insured) (d)	30,000	25,714
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 7/1/2041 (d)	30,000	26,604
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 4% 3/15/2058	135,000	121,195
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2048	355,000	370,974
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 4% 3/15/2043	1,215,000	1,138,718
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 4% 3/15/2046	75,000	68,350
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.25% 11/1/2049	30,000	23,047
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.45% 5/1/2059	10,000	7,716
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 D 1B, 2.4% 11/1/2050	75,000	45,751
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	205,000	159,337
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K 1, 2.45% 11/1/2041	160,000	116,872
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (c)	225,000	168,993
NY Mta Dedicated Tax Fund Series 2012A, 3% 11/15/2028	190,000	187,146
NY Mta Dedicated Tax Fund Series 2016 A, 5.25% 11/15/2028	150,000	154,929
NY Payroll Mobility Tax 4% 5/15/2046	910,000	839,152
NY Payroll Mobility Tax Series 2021 C 2, 3% 5/15/2033	390,000	369,011
NY Payroll Mobility Tax Series 2021 SUB C 3, 4% 5/15/2051	540,000	494,425
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2039	25,000	26,263
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2040	160,000	167,490
Port Auth NY & NJ Series 245, 5% 9/1/2038	235,000	262,757
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 4% 11/1/2034 (d)	2,745,000	2,747,830
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.85% 10/1/2044	25,000	18,944
Suffolk Cnty NY Wtr Auth Wtrwk Series 2018 A, 4% 6/1/2041	45,000	43,678
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2032	75,000	76,410
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 4% 5/15/2052	215,000	197,614
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5.25% 5/15/2057	480,000	503,773
Triborough Brdg & Tunl NY Revs 5% 11/15/2031	200,000	223,722
Triborough Brdg & Tunl NY Revs Series 2012B, 0% 11/15/2032 (c)	290,000	217,325
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2030 (c)	105,000	85,333
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2032 (c)	35,000	26,034
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2031	100,000	101,979
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2041	25,000	25,288
Triborough Brdg & Tunl NY Revs Series 2018 C, 5% 11/15/2037	25,000	26,086
Triborough Brdg & Tunl NY Revs Series 2019A, 5% 11/15/2049	45,000	45,849
Triborough Brdg & Tunl NY Revs Series B, 5% 11/15/2036	90,000	92,391
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2037	375,000	391,681
Utility Debt Securitization Authority Series 2015, 3% 12/15/2032	80,000	77,007
Utility Debt Securitization Authority Series 2017, 5% 12/15/2038	25,000	25,847
Utility Debt Securitization Authority Series 2017, 5% 12/15/2041	50,000	51,467
Westchester Cnty NY Gen. Oblig. Series 2018 A, 4% 12/1/2027	50,000	51,263
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2016, 3.75% 11/1/2037	45,000	38,016
TOTAL NEW YORK		41,935,128
North Carolina - 0.5%
Mecklenburg Cnty NC Series 2022, 5% 9/1/2032	130,000	146,719
North Carolina Med Care Commn Health Care Facs Rev (Duke Univ Health System Inc Proj.) Series 2016 A, 5% 6/1/2028	65,000	68,941
North Carolina St Gen. Oblig. Series 2016 A, 5% 6/1/2027	70,000	71,792
North Carolina St Gen. Oblig. Series 2018 A, 5% 6/1/2029	45,000	47,883
North Carolina St Grant Antic Rev Series 2015, 5% 3/1/2027	30,000	30,148
North Carolina St Grant Antic Rev Series 2015, 5% 3/1/2028	50,000	50,069
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2031	45,000	48,152
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2033	75,000	79,799
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2034	40,000	42,449
North Carolina Tpk Auth Triangle Expwy Sys Rev 0% 1/1/2037 (Assured Guaranty Inc Insured) (c)	275,000	168,378
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2009B, 0% 1/1/2038 (c)	110,000	63,778
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2029	20,000	21,573
Wake Cnty NC Gen. Oblig. Series 2022A, 5% 2/1/2031	100,000	110,958
TOTAL NORTH CAROLINA		950,639
North Dakota - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 2.25% 7/1/2041	50,000	35,432
Ohio - 1.5%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) Series 2015A, 4% 11/1/2044	245,000	221,683
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	320,000	333,556
Chillicothe Ohio Hosp Facs Rev (Adena Health Sys Proj.) Series 2017, 5% 12/1/2037	100,000	101,332
City of Columbus OH Gen. Oblig. Series 2016 A, 4% 8/15/2027	45,000	45,144
Cleveland Ohio Income Tax Rev Series 2017B 1, 5% 10/1/2028	115,000	121,582
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2052	55,000	52,552
Franklin Cnty Ohio Sales Tax Rev Series 2018, 5% 6/1/2048	30,000	30,653
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2020 A, 4% 8/15/2050	20,000	18,480
Hamilton OH Sales Tax 0% 12/1/2028 (Ambac Assurance Corp Insured) (c)	235,000	206,664
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) 5% 1/15/2041	20,000	20,060
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2028	100,000	105,490
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2033	40,000	41,576
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021A, 3% 3/1/2052	105,000	103,168
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2021 C, 2.7% 9/1/2046	485,000	346,951
Ohio St Tpk Commn Tpk Rev 5% 2/15/2051	50,000	51,483
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2037 (c)	20,000	12,040
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2041 (c)	60,000	28,715
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (c)	25,000	10,761
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev 5% 12/1/2033	30,000	33,973
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2017 A, 5% 12/1/2028	30,000	31,311
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2019 B, 3% 6/1/2046	90,000	69,570
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2040	80,000	84,467
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 6/1/2033	90,000	97,838
Ohio Water Dev Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2019A, 5% 6/1/2027	55,000	57,597
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	285,000	248,108
Southwest Licking OH Local Sch Dist Series 2017 A, 3.375% 11/1/2047	10,000	8,248
State of Ohio Gen. Oblig. Series 2017C, 5% 8/1/2026	25,000	25,763
State of Ohio Gen. Oblig. Series 2021 B, 5% 9/15/2031	120,000	133,760
TOTAL OHIO		2,642,525
Oklahoma - 0.4%
Edmond OK Pub Wks Auth Sales Tax & Util Sys Rev Series 2017, 4% 7/1/2047	145,000	134,383
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 4% 8/15/2048 (Assured Guaranty Municipal Corp Insured)	140,000	125,512
Oklahoma St Tpk Auth Tpk Rev 4.25% 1/1/2055	475,000	450,744
Oklahoma St Tpk Auth Tpk Rev Series 2017 A, 4% 1/1/2047	35,000	32,244
Oklahoma St Wtr Res Brd Rev Fd Series 2023 A, 4.125% 4/1/2053	20,000	18,416
TOTAL OKLAHOMA		761,299
Oregon - 0.4%
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2039 (Oregon St Guaranteed) (c)	155,000	82,861
Deschutes Ore Pub Libr Dist Gen. Oblig. Series 2021, 3% 12/1/2041	205,000	166,040
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 4% 8/15/2050	100,000	86,673
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2045	50,000	50,896
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2022 A, 5% 6/1/2052	230,000	236,502
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	45,000	33,549
TOTAL OREGON		656,521
Pennsylvania - 3.6%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 4% 4/1/2038	5,000	4,758
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2027	100,000	103,404
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2032	440,000	462,799
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2033	110,000	115,338
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (d)	465,000	466,317
Chester Cnty PA Indl Dev Auth (Longwood Gardens Proj.) Series 2021, 4% 12/1/2046	165,000	150,559
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	60,000	56,251
Delaware Cnty PA College Rev (Haverford College Proj.) Series 2017 A, 5% 10/1/2042	5,000	5,055
Delaware Riv Port Auth PA & NJ Series 2018 A, 5% 1/1/2032	20,000	21,204
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 4% 2/15/2039	200,000	191,716
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2042	10,000	10,094
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2012B, 4% 7/1/2043	40,000	36,606
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	90,000	83,945
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 4.125% 12/31/2038 (d)	25,000	23,530
Pennsylvania Econ Dev Fing Auth Private Activity Rev (PA Dot Major Bridges I Proj.) 5% 12/31/2057 (Assured Guaranty Municipal Corp Insured) (d)	200,000	202,741
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2020 A, 4% 4/15/2050	25,000	22,501
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 124A, 4% 10/1/2038 (d)	60,000	59,942
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	80,000	69,438
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series B, 3.45% 10/1/2032	5,000	4,958
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2019 129, 3.15% 10/1/2039	195,000	166,732
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 136, 2.07% 10/1/2036	200,000	151,261
Pennsylvania St Gen. Oblig. 5% 9/1/2032	15,000	16,823
Pennsylvania St Gen. Oblig. 5% 9/15/2029	100,000	102,807
Pennsylvania St Gen. Oblig. Series 2015, 4% 8/15/2034	175,000	175,199
Pennsylvania St Gen. Oblig. Series 2015, 5% 8/15/2032	60,000	60,334
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2036	45,000	39,451
Pennsylvania St Gen. Oblig. Series 2018, 3.75% 3/1/2039 (Assured Guaranty Municipal Corp Insured)	200,000	196,695
Pennsylvania St Gen. Oblig. Series FIRST 2015, 5% 3/15/2026	55,000	55,101
Pennsylvania St Gen. Oblig. Series FIRST 2015, 5% 3/15/2029	60,000	60,085
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2039	200,000	144,105
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2032	40,000	44,894
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2038	20,000	21,663
Pennsylvania St Gen. Oblig. Series SECOND 2016, 5% 1/15/2028	145,000	150,043
Pennsylvania Turnpike Commission Series 2016, 5% 6/1/2027	160,000	163,538
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2040	50,000	51,355
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2035	35,000	37,134
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2049	200,000	205,555
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2045	180,000	168,740
Pennsylvania Turnpike Commission Series 2024, 5% 12/1/2040	1,410,000	1,530,117
Pennsylvania Turnpike Commission Series A 1, 4% 12/1/2041	60,000	58,185
Pennsylvania Turnpike Commission Series B 1, 5.25% 6/1/2047	55,000	56,065
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2017, 4% 7/1/2037	5,000	4,890
Philadelphia PA Sch Dist 5% 6/1/2027 (National Public Finance Guarantee Corporation Insured)	50,000	52,037
Philadelphia PA Sch Dist Series 2018 B, 4% 9/1/2043 (Assured Guaranty Municipal Corp Insured)	30,000	28,728
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	30,000	30,450
Philadelphia PA Sch Dist Series F, 5% 9/1/2026	110,000	113,036
Philadelphia PA Wtr & Wastewtr Series 2021 C, 4% 10/1/2051	230,000	212,564
Pittsburgh PA Wtr & Swr Auth 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (c)	20,000	17,845
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 4% 12/1/2031	110,000	111,491
TOTAL PENNSYLVANIA		6,318,079
South Carolina - 1.2%
Charleston SC Wtrwks & Swr Series 2022, 5% 1/1/2047	130,000	136,673
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2050	200,000	216,575
South Carolina St Ports Auth Series 2019 A, 5% 7/1/2054	115,000	115,834
South Carolina St Svc Auth Rev 3% 12/1/2041	30,000	22,905
South Carolina St Svc Auth Rev 4% 12/1/2037	265,000	258,176
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	525,000	531,857
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2035	545,000	551,138
South Carolina St Svc Auth Rev Series 2021B, 4% 12/1/2047	45,000	40,895
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2044	125,000	129,377
South Carolina Trans Infrastructure Bank Rev Series 2017 A, 5% 10/1/2038	85,000	87,218
TOTAL SOUTH CAROLINA		2,090,648
Tennessee - 0.5%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3.25% 8/1/2044	30,000	24,247
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (Covenant Health TN Proj.) Series 2016 A, 4% 1/1/2042	10,000	9,196
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (East Tenn Children's Hospital Proj.) Series 2019, 4% 11/15/2043	55,000	50,901
Memphis-Shelby County Industrial Development Board (Memphis TN Proj.) Series 2017B, 5% 11/1/2030	80,000	81,937
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2016 A, 5% 7/1/2040	70,000	70,268
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2049	55,000	50,145
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2054	35,000	31,403
Metro Nashville Arpt Auth Rev Series 2019A, 5% 7/1/2044	65,000	67,164
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2021, 4% 5/1/2051	30,000	26,488
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. 5% 1/1/2029	225,000	241,619
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,257
Tennessee Engy Acq Crp Gas Rev 5.25% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	30,000	30,436
Tennessee St Sch Bd Auth (Tennessee St Proj.) Series 2017A, 5% 11/1/2042	105,000	106,856
TOTAL TENNESSEE		805,917
Texas - 4.4%
Arlington Higher Education Finance Corp Series 2021 A, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	210,000	161,149
Austin TX Indpt Sch Dist 5% 8/1/2041	220,000	234,635
Board of Regents of the University of Texas System Series 2016 J, 5% 8/15/2026	105,000	108,220
Board of Regents of the University of Texas System Series 2017 B, 3.375% 8/15/2044	40,000	33,569
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2031	85,000	91,353
Board of Regents of the University of Texas System Series 2020 A, 3.5% 8/15/2050	35,000	29,066
Board of Regents of the University of Texas System Series 2024B, 5% 8/15/2029	175,000	190,135
Board of Regents of the University of Texas System Series 2024B, 5% 8/15/2035	255,000	291,473
Central TX Regl Mobility Auth Rev Series 2016, 3.375% 1/1/2041	20,000	17,200
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2038	55,000	56,871
Cleveland TX Indpt Sch Dist Series 2020 A, 4% 2/15/2052 (Permanent Sch Fund of Texas Guaranteed)	150,000	137,922
Clifton Higher Education Finance Corp (IDEA Public Schools Proj.) Series 2021 T, 4% 8/15/2047	25,000	22,863
Cypress-Fairbanks TX Isd Series 2023, 4% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	415,000	389,606
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2030	55,000	60,461
Dallas Fort Worth International Airport Series 2020 B, 5% 11/1/2033	35,000	37,708
Dallas Fort Worth International Airport Series 2021 A, 3% 11/1/2040	315,000	255,059
Dallas Fort Worth International Airport Series 2022B, 4% 11/1/2045	20,000	18,769
Dallas TX Isd Series 2019 B, 4% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	20,000	20,528
Dallas TX Rapid Transit Sales Tax Rev Series 2016 B, 4% 12/1/2038	350,000	342,512
Eagle Mtn & Saginaw TX Isd Series 2019, 4% 8/15/2050 (Permanent Sch Fund of Texas Guaranteed)	105,000	96,278
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	40,000	41,331
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2048 (Assured Guaranty Municipal Corp Insured) (c)	10,000	3,065
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2049 (Assured Guaranty Municipal Corp Insured) (c)	25,000	7,221
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 4% 8/15/2048	40,000	36,257
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2022A, 5% 8/15/2029	390,000	422,543
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2016 A, 5% 8/15/2035	140,000	142,748
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	75,000	69,053
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2046	100,000	93,241
Harris Cnty TX Series 2016 A, 5% 8/15/2033	15,000	15,325
Houston TX Util Sys Rev 3% 11/15/2047	110,000	82,808
Houston TX Util Sys Rev 4% 11/15/2049	25,000	22,648
Houston TX Util Sys Rev Series 2019B, 4% 11/15/2044	55,000	51,281
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2036	20,000	22,076
Klein TX Indpt Sch Dist Series 2017, 4% 8/1/2046	215,000	200,827
Lamar TX Isd Series 2023 A, 5% 2/15/2053 (Permanent Sch Fund of Texas Guaranteed)	200,000	207,190
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Permanent Sch Fund of Texas Guaranteed) (c)	10,000	3,903
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) 4.4% 5/1/2030 (Ambac Assurance Corp Insured)	20,000	20,953
Midland County Fresh Water Supply District No 1 Series 2012 A, 0% 9/15/2035 (Pre-refunded to 9/15/2027 at 68.05) (c)	5,000	3,127
North TX Twy Auth Rev 0% 1/1/2030 (Assured Guaranty Inc Insured) (c)	35,000	29,444
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (c)	5,000	3,403
North TX Twy Auth Rev 0% 1/1/2036 (Assured Guaranty Inc Insured) (c)	65,000	42,319
North TX Twy Auth Rev Series 2018, 4.25% 1/1/2049	55,000	51,070
North TX Twy Auth Rev Series 2018, 5% 1/1/2048	20,000	20,337
North TX Twy Auth Rev Series 2024A, 5% 1/1/2032	300,000	332,887
North TX Twy Auth Rev Series B, 4% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	185,000	182,478
Prosper Tex Indpt Sch Dist Series 2023, 4% 2/15/2053	20,000	18,319
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2027	40,000	40,663
San Antonio TX Elec & Gas Rev Series 2019, 5% 2/1/2035	140,000	148,533
San Antonio TX Elec & Gas Rev Series 2023A, 5% 2/1/2032	100,000	110,725
San Antonio TX Wtr Rev Series 2021 A, 4% 5/15/2051	300,000	269,870
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2019A, 5% 2/15/2044	175,000	179,141
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	200,000	211,961
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	40,000	38,587
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	100,000	93,905
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2019, 5% 6/30/2058 (d)	170,000	168,486
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 5% 12/31/2032	75,000	79,037
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3% 3/1/2050	30,000	21,723
Texas St Tpk Auth Cent TX Tpk Sys Rev (Central Texas Turnpike Proj.) 0% 8/15/2029 (Ambac Assurance Corp Insured) (c)	35,000	29,858
Texas State Gen. Oblig. Series 2015 A, 5% 10/1/2026	100,000	101,037
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2030	50,000	50,951
Texas State Gen. Oblig. Series A, 5% 10/1/2033	50,000	52,083
Texas State Gen. Oblig. Series B, 5% 10/1/2029	100,000	105,001
Texas State Gen. Oblig. Series B, 5% 10/1/2033	25,000	26,042
Texas Wtr Dev Brd 3% 10/15/2040	100,000	84,668
Texas Wtr Dev Brd Series 2017 A, 5% 10/15/2047	60,000	60,817
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2032	50,000	50,737
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2037	40,000	39,956
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2039	375,000	314,320
Texas Wtr Dev Brd Series 2019 A, 4% 10/15/2049	355,000	323,904
Waco Texas Educat Fin Corp Rev (Baylor University Proj.) 4% 3/1/2046	205,000	187,436
Waller TX Indpt Sch Dist Series 2020, 4% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	100,000	91,906
TOTAL TEXAS		7,602,578
Utah - 0.4%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2033	145,000	157,728
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (d)	525,000	540,372
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 5% 5/15/2046	35,000	35,157
Utah Tran Auth Sales Tax Rev Series 2015 A, 5% 6/15/2026 (Pre-refunded to 6/15/2025 at 100)	15,000	15,063
Utah Tran Auth Sales Tax Rev Series 2015 A, 5% 6/15/2029 (Pre-refunded to 6/15/2025 at 100)	15,000	15,064
TOTAL UTAH		763,384
Virginia - 1.4%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) 4% 4/1/2050	80,000	74,336
County of Loudoun VA Gen. Oblig. Series 2022A, 4% 12/1/2041	145,000	142,012
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 2.875% 4/1/2035	15,000	13,304
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 3% 4/1/2036	100,000	90,476
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev 3% 4/1/2036	130,000	117,620
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev Series A, 3% 4/1/2036 (Pre-refunded to 4/1/2026 at 100)	25,000	25,032
Hampton Roads Transportation Accountability Commission (Hampton Rds VA Transn Accountability Commn Rev Proj.) 5.25% 7/1/2060	25,000	25,904
Norfolk VA Gen. Oblig. Series 2021 A, 4% 3/1/2040	170,000	168,952
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 D, 5% tender 7/1/2053 (b)	70,000	74,985
University VA Univ Revs Series 2017 A, 5% 4/1/2042	225,000	229,892
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019 C, 5% 2/1/2030	15,000	16,073
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 5% 2/1/2029	75,000	80,782
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2036	55,000	49,510
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 5% 2/1/2030	160,000	174,816
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 A, 5% 2/1/2030	235,000	256,761
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog (Virginia College Bldg Auth Edl Proj.) Series 2016 A, 3% 9/1/2026	55,000	55,002
Virginia Comwlth Transn Brd Tr Series 2022, 4% 5/15/2047	50,000	47,720
Virginia Small Business Fing Auth Healthcare Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2020, 4% 11/1/2036	400,000	398,542
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (d)	110,000	103,796
Virginia Small Business Fing Auth Rev (Hampton Univ, VA Proj.) Series 2014, 4% 10/1/2038	35,000	32,716
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2017A, 5% 8/1/2027	300,000	315,237
TOTAL VIRGINIA		2,493,468
Washington - 3.2%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2041	85,000	86,429
Energy Norwthwest WA Elec Rev Series 2016 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	215,000	220,454
Energy Norwthwest WA Elec Rev Series 2018 C, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	30,000	31,538
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	70,000	74,741
Energy Norwthwest WA Elec Rev Series 2024A, 5% 7/1/2032 (Bonneville Power Administration Guaranteed)	125,000	140,012
Port Seattle WA Rev Series 2024B, 5% 7/1/2033 (d)	310,000	333,594
State of Washington Gen. Oblig. 5% 7/1/2030	2,140,000	2,348,740
State of Washington Gen. Oblig. Series 2016A 1, 5% 8/1/2029	10,000	10,063
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2041	195,000	199,822
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2041	150,000	156,564
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2042	165,000	172,328
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2043	100,000	104,876
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2031	225,000	250,051
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2046	770,000	804,563
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2028	30,000	31,432
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2028	55,000	57,625
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2041	125,000	130,859
Washington Biomedical Research Pptys Lease Rev (University Wash Univ Revs Proj.) Series A, 4% 1/1/2048	150,000	137,118
Washington St Convention Ctr Pub Facs Dist Series 2018, 4% 7/1/2058	130,000	111,360
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	85,000	77,796
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014D, 5% 10/1/2038	40,000	40,076
Washington St Univ Revs Series 2015, 5% 4/1/2040	35,000	35,000
TOTAL WASHINGTON		5,555,041
West Virginia - 0.3%
West VA Commr of Hwys Spl Oblig Series 2017A, 5% 9/1/2029	65,000	67,823
West Virginia Parkways Authority Series 2021, 4% 6/1/2051	100,000	90,401
West Virginia St Gen. Oblig. Series 2018 B, 5% 12/1/2041	80,000	81,694
West Virginia Univ Revs Series 2019 A, 4% 10/1/2047	225,000	205,236
TOTAL WEST VIRGINIA		445,154
Wisconsin - 0.7%
Ashwaubenon WI Cmnty Dev Auth Lease Rev (Brown County Wisconsin Proj.) Series 2019, 0% 6/1/2049 (c)	160,000	48,189
Public Fin Auth WI Lease Dev Rev (University Kans Univ Revs Proj.) Series 2016, 5% 3/1/2046	50,000	50,308
Public Fin Auth WI Revenue Series 2021, 4% 3/31/2056 (d)	10,000	8,025
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2050 (Assured Guaranty Municipal Corp Insured) (c)	70,000	18,471
Wisconsin Health & Edl Facs Auth Sr Living Rev (Covenant Communities Inc Proj.) Series 2018A 1, 4.125% 7/1/2053	135,000	108,497
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	40,000	37,787
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	55,000	55,627
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) Series 2016 A, 3.5% 2/15/2046	195,000	150,411
Wisconsin Hsg & Economic Dev Auth Home Ownership Mtg Rev 2.69% 7/1/2047	56,376	48,676
Wisconsin St Gen. Oblig. 5% 5/1/2031	135,000	150,159
Wisconsin St Gen. Oblig. Series 2016 2, 5% 11/1/2029	70,000	71,511
Wisconsin St Gen. Oblig. Series 2023 2, 5% 5/1/2035	215,000	241,473
Wisconsin St Health & Edl Facs Auth Rev (Medical College of WI Inc Proj.) Series 2022, 4% 12/1/2051	255,000	231,077
TOTAL WISCONSIN		1,220,211
Wyoming - 0.0%
Campbell Cnty WY Solid Waste Facs Rev (County of Mercer ND Proj.) Series 2019 A, 3.625% 7/15/2039	25,000	21,954
University WY Univ Revs (University WY Univ Revs Proj.) Series 2021 C, 4% 6/1/2051 (Assured Guaranty Municipal Corp Insured)	25,000	22,260
TOTAL WYOMING		44,214
TOTAL MUNICIPAL SECURITIES (Cost $178,551,790)		171,869,256

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (e)(f) (Cost $1,165,839)	3.33	1,165,606	1,165,839

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $179,717,629)	173,035,095
NET OTHER ASSETS (LIABILITIES) - 0.8%	1,443,205
NET ASSETS - 100.0%	174,478,300

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	396,887	38,810,789	38,041,837	31,280	-	-	1,165,839	1,165,606	0.0%
Total	396,887	38,810,789	38,041,837	31,280	-	-	1,165,839

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.